Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 630,753	¥ 572,869
Foreign exchange gains (losses)—net		(7,234)	(120,497)
Trading account gains (losses)—net	[1]	224,043	801,981
Investment gains (losses)—net:
Debt securities	[2]	3,244	12,139
Equity securities	[2]	586,485	(133,889)
Equity in earnings (losses) of equity method investees—net	[2]	38,290	9,086
Gains on disposal of premises and equipment		16,469	72,346
Other noninterest income	[1],[3]	148,782	123,285
Total noninterest income		1,640,833	1,337,318
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[2]	16,469	72,346
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[2]	(7,234)	(120,497)
Securities-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	145,973	126,734
Deposits-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	7,689	7,976
Lending-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1],[5]	137,952	118,321
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	51,715	50,247
Asset management business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	64,230	62,005
Trust-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	65,981	63,978
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	20,063	19,940
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	24,071	23,200
Fees for other customer services
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	¥ 113,079	¥ 100,468

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[5]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.